Equity	12 Months Ended
Mar. 31, 2014
Equity

10. Equity:

(a) Dividends

The Corporate Law of Japan provides that (i) dividends of earnings require approval at a general meeting of shareholders, (ii) interim cash dividends can be distributed upon the approval of the board of directors, if the articles of incorporation provide for such interim cash dividends and (iii) an amount equal to at least 10% of decrease in retained earnings by dividends payment be appropriated from retained earnings to a legal reserve up to 25% of capital stock. The legal reserve is available for distribution upon approval of the shareholders.

The distributable amount available for the payments of dividends to shareholders as of March 31, 2014 was ¥4,181,996 million and was included in “Additional paid-in capital” and “Retained earnings.”

In the general meeting of shareholders held on June 19, 2014, the shareholders approved cash dividends of ¥124,403 million or ¥30 per share, payable to shareholders of record at March 31, 2014, which were declared by the board of directors on April 25, 2014.

(b) Issued shares and treasury stock

With regard to the acquisition of treasury stock, the Corporate Law of Japan provides that (i) it can be done according to the resolution of the general meeting of shareholders, and (ii) the acquisition of treasury stock through open market transactions can be done according to the resolution of the board of directors if the articles of incorporation contain such a provision. The provision is stipulated in DOCOMO’s articles of incorporation. In accordance with the above (ii), the provision that DOCOMO may acquire treasury stock through open market transactions by a resolution of the Board of Directors is stipulated in DOCOMO’s articles of incorporation in order to improve capital efficiency and to implement flexible capital policies in accordance with the business environment.

On April 25, 2014, the board of directors resolved that DOCOMO may repurchase up to 320 million outstanding shares of its common stock at an amount in total not exceeding ¥500,000 million during the period from April 26, 2014 through March 31, 2015.

The numbers of issued shares and treasury stock as of March 31, 2014 were 4,365,000,000 and 218,239,900, respectively, and have not been changed since March 31, 2011. DOCOMO has not issued shares other than shares of its common stock.

On April 26, 2013, the board of directors approved a stock split and the adoption of a unit share system. Based on the intent of the “Action Plan for Consolidating Trading Units” announced by stock exchanges of Japan in November 2007, DOCOMO conducted the 1:100 stock split and adopted the unit share system which sets 100 shares as a share–trading unit. There was no effective change to the investment units due to the stock split and adoption of the unit share system.

Public notice date of record date, record date and effective date were September 13, 2013, September 30, 2013 and October 1, 2013, respectively.

DOCOMO has reflected the effect of this split in the consolidated financial statements and notes to the consolidated financial statements.

(c) Accumulated other comprehensive income (loss)

Changes in accumulated other comprehensive income (loss)—

Changes in accumulated other comprehensive income (loss), net of applicable taxes, for the fiscal years ended March 31, 2012, 2013 and 2014 were as follows:

	Millions of yen
	2012
	Unrealized holding gains (losses) on available-for-sale securities	Unrealized gains (losses) on cash flow hedges	Foreign currency translation adjustment	Pension liability adjustment	Total
Balance as of March 31, 2011	¥5,691	¥(109)	¥(54,989)	¥(27,548)	¥(76,955)

Other comprehensive income (loss)	3,895	(2)	(28,984)	(2,483)	(27,574)

Balance as of March 31, 2012	¥9,586	¥(111)	¥(83,973)	¥(30,031)	¥(104,529)

	Millions of yen
	2013
	Unrealized holding gains (losses) on available-for-sale securities	Unrealized gains (losses) on cash flow hedges	Foreign currency translation adjustment	Pension liability adjustment	Total
Balance as of March 31, 2012	¥9,586	¥(111)	¥(83,973)	¥(30,031)	¥(104,529)

Other comprehensive income (loss)	26,786	31	34,066	(5,466)	55,417

Balance as of March 31, 2013	¥36,372	¥(80)	¥(49,907)	¥(35,497)	¥(49,112)

	Millions of yen
	2014
	Unrealized holding gains (losses) on available-for-sale securities	Unrealized gains (losses) on cash flow hedges	Foreign currency translation adjustment	Pension liability adjustment	Total
Balance as of March 31, 2013	¥36,372	¥(80)	¥(49,907)	¥(35,497)	¥(49,112)

Other comprehensive income (loss) before reclassifications	8,751	(76)	31,653	15,290	55,618
Amounts reclassified from accumulated other comprehensive income (loss)	(84)	59	6,010	(2,708)	3,277

Other comprehensive income (loss)	8,667	(17)	37,663	12,582	58,895

Less: other comprehensive (income) loss attributable to noncontrolling interests	(1)	—	(193)	1	(193)

Balance as of March 31, 2014	¥45,038	¥(97)	¥(12,437)	¥(22,914)	¥9,590

Reclassifications out of accumulated other comprehensive income (loss) to net income—

Amounts reclassified out of accumulated other comprehensive income (loss) to net income and affected line items in the consolidated statement of income for the fiscal year ended March 31, 2014 were as follows:

Millions of yen
2014
	Amounts reclassified out of accumulated other comprehensive income (loss) (*1)	Affected line items in the consolidated statement of income
Unrealized holding gains (losses) on available-for-sale securities	¥(492)	“Other, net” of “Other income (expense)”
	657	“Equity in net income (losses) of affiliates”

	165	Pre-tax amount
	(81)	Tax benefit (expense)

	84	Net-of-tax amount

Unrealized gains (losses) on cash flow hedges	(92)	“Equity in net income (losses) of affiliates”

	(92)	Pre-tax amount
	33	Tax benefit (expense)

	(59)	Net-of-tax amount

Foreign currency translation adjustment	(6)	“Other, net” of “Other income (expense)”
	(9,483)	“Equity in net income (losses) of affiliates”

	(9,489)	Pre-tax amount
	3,479	Tax benefit (expense)

	(6,010)	Net-of-tax amount

Pension liability adjustment	4,218	(*2)

	4,218	Pre-tax amount
	(1,510)	Tax benefit (expense)

	2,708	Net-of-tax amount

Total reclassified amounts	¥(3,277)	Net-of-tax amount

(*1)	Amounts in parentheses indicate decreased effects on net income.
(*2)	Amounts reclassified out of pension liability adjustment are included in the computation of net periodic pension cost. See Note 15 “Employees’ retirement benefits” for additional details.

Tax effects on other comprehensive income (loss)—

Tax effects allocated to each component of other comprehensive income (loss), including amounts attributable to noncontrolling interests, for the fiscal years ended March 31, 2012, 2013 and 2014 were as follows:

	Millions of yen
	2012
	Pre-tax amount	Tax benefit / (expense)	Net-of-tax amount
Unrealized holding gains (losses) on available-for-sale securities	¥1,622	¥279	¥1,901
Less: Reclassification of realized gains and losses included in net income	3,390	(1,396)	1,994
Unrealized gains (losses) on cash flow hedges	12	(14)	(2)
Foreign currency translation adjustment	(50,795)	18,713	(32,082)
Less: Reclassification of realized gains and losses included in net income	5,105	(2,021)	3,084
Pension liability adjustment
Actuarial gains (losses) arising during period, net	(4,209)	1,463	(2,746)
Prior service cost arising during period, net	(122)	50	(72)
Less: Amortization of prior service cost	(2,275)	928	(1,347)
Less: Amortization of actuarial gains and losses	2,713	(1,107)	1,606
Less: Amortization of transition obligation	129	(53)	76

Total other comprehensive income (loss)	¥(44,430)	¥16,842	¥(27,588)

Unrealized holding losses on available-for-sale securities, foreign currency translation losses and actuarial gains, net of tax, attributable to noncontrolling interests were ¥(0) million, ¥(14) million and ¥0 million, respectively, for the fiscal year ended March 31, 2012.

	Millions of yen
	2013
	Pre-tax amount	Tax benefit / (expense)	Net-of-tax amount
Unrealized holding gains (losses) on available-for-sale securities	¥32,172	¥(11,492)	¥20,680
Less: Reclassification of realized gains and losses included in net income	9,890	(3,781)	6,109
Unrealized gains (losses) on cash flow hedges	48	(17)	31
Foreign currency translation adjustment	45,531	(11,490)	34,041
Less: Reclassification of realized gains and losses included in net income	241	(86)	155
Pension liability adjustment
Actuarial gains (losses) arising during period, net	(9,172)	3,277	(5,895)
Less: Amortization of prior service cost	(2,271)	813	(1,458)
Less: Amortization of actuarial gains and losses	2,812	(1,007)	1,805
Less: Amortization of transition obligation	125	(45)	80

Total other comprehensive income (loss)	¥79,376	¥(23,828)	¥55,548

Unrealized holding gains on available-for-sale securities, foreign currency translation gains and actuarial losses, net of tax, attributable to noncontrolling interests were ¥3 million, ¥130 million and ¥(2) million, respectively, for the fiscal year ended March 31, 2013.

	Millions of yen
	2014
	Pre-tax amount	Tax benefit / (expense)	Net-of-tax amount
Unrealized holding gains (losses) on available-for-sale securities	¥13,574	¥(4,823)	¥8,751
Less: Reclassification of realized gains and losses included in net income	(165)	81	(84)
Unrealized gains (losses) on cash flow hedges	(119)	43	(76)
Less: Reclassification of realized gains and losses included in net income	92	(33)	59
Foreign currency translation adjustment	36,447	(4,794)	31,653
Less: Reclassification of realized gains and losses included in net income	9,489	(3,479)	6,010
Pension liability adjustment
Actuarial gains (losses) arising during period, net	18,585	(6,656)	11,929
Prior service cost arising during period, net	5,235	(1,874)	3,361
Less: Amortization of prior service cost	(2,270)	813	(1,457)
Less: Curtailment gain	(5,131)	1,837	(3,294)
Less: Amortization of actuarial gains and losses	3,058	(1,095)	1,963
Less: Amortization of transition obligation	125	(45)	80

Total other comprehensive income (loss)	¥78,920	¥(20,025)	¥58,895

Unrealized holding gains on available-for-sale securities, foreign currency translation gains and actuarial losses, net of tax, attributable to noncontrolling interests were ¥1 million, ¥193 million and ¥(1) million, respectively, for the fiscal year ended March 31, 2014.